UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05245

Dreyfus Strategic Municipals, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30
Date of reporting period:	12/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipals, Inc.
December 31, 2016 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
153.2%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 3.0%
Birmingham Special Care Facilities
Financing Authority,
Improvement Revenue (Methodist
Home for the Aging)	5.75	6/1/45	5,000,000		5,274,900
Jefferson County,
Limited Obligation School Warrants	5.00	1/1/24	2,000,000		2,008,180
Jefferson County,
Sewer Revenue Warrants	0/7.90	10/1/50	2,500,000	[a]	1,851,225
Lower Alabama Gas District,
Gas Project Revenue	5.00	9/1/46	6,000,000		6,635,400
					15,769,705
Alaska - 1.8%
Northern Tobacco Securitization
Corporation of Alaska,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/46	11,190,000		9,335,705
Arizona - 5.9%
Arizona Housing Finance Authority,
SFMR (Mortgage-Backed Securities
Program) (Collateralized: FHLMC,
FNMA and GNMA)	5.55	12/1/41	1,170,000		1,192,055
Maricopa County Industrial Development
Authority,
Education Revenue (Paradise Schools
Projects)	5.00	7/1/47	1,000,000	[b]	976,930
Phoenix Industrial Development Authority,
Education Facility Revenue (BASIS
Schools Projects)	5.00	7/1/35	2,360,000	[b]	2,391,718
Phoenix Industrial Development Authority,
Education Facility Revenue (BASIS
Schools Projects)	5.00	7/1/46	2,000,000	[b]	2,002,460
Phoenix Industrial Development Authority,
Education Facility Revenue (Legacy
Traditional Schools Projects)	5.00	7/1/45	2,000,000	[b]	1,912,280
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	4,030,000		4,487,687
Tender Option Bond Trust Receipts (Series
2016-XM0447),
(Salt River Project Agricultural
Improvement and Power District, Salt
River Project Electric System Revenue)
Recourse	5.00	1/1/38	17,207,871	[b,c]	17,885,859
					30,848,989
California - 17.6%
California,
GO (Various Purpose)	5.75	4/1/31	10,800,000		11,796,408
California,
GO (Various Purpose)	6.50	4/1/33	10,000,000		11,069,200

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
153.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 17.6% (continued)
California,
GO (Various Purpose)	6.00	11/1/35	7,500,000		8,353,650
California Statewide Communities
Development Authority,
Revenue (Bentley School)	7.00	7/1/40	2,090,000		2,379,214
California Statewide Communities
Development Authority,
Revenue (Loma Linda University
Medical Center)	5.25	12/1/56	2,300,000	[b]	2,363,549
California Statewide Communities
Development Authority,
Student Housing Revenue (CHF-Irvine,
LLC-UCI East Campus Apartments,
Phase II) (Prerefunded)	5.75	5/15/18	2,000,000	[d]	2,126,700
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges Grant
Revenue	6.00	7/1/35	6,250,000		6,637,062
San Buenaventura,
Revenue (Community Memorial Health
System)	7.50	12/1/41	2,000,000		2,337,900
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission Bay
South Public Improvements)	5.00	8/1/23	1,000,000		1,121,720
Tender Option Bond Trust Receipts (Series
2016-XM0369),
(California Educational Facilities
Authority, Revenue (University of
Southern California)) Non-recourse	5.25	4/1/18	10,100,000	[b,c]	10,815,383
Tender Option Bond Trust Receipts (Series
2016-XM0379),
(Los Angeles Department of Water and
Power, Water System Revenue) Non-
recourse	5.00	7/1/20	5,000,000	[b,c]	5,576,350
Tender Option Bond Trust Receipts (Series
2016-XM0434),
(The Regents of the University of
California, General Revenue) Recourse	5.00	5/15/38	10,000,000	[b,c]	11,276,000
Tender Option Bond Trust Receipts (Series
2016-XM0440),
(Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)) Recourse	5.00	5/15/31	5,247,500	[b,c]	5,783,577
Tobacco Securitization Authority of
Southern California,
Tobacco Settlement Asset-Backed
Bonds (San Diego County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	7,300,000		6,978,508
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company Project)
(Prerefunded)	5.88	1/1/19	3,500,000	[d]	3,820,635
					92,435,856

Long-Term Municipal Investments -	Coupon	Maturity	Principal
153.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Colorado - 4.8%
Colorado Educational and Cultural
Facilities Authority,
Charter School Revenue (American
Academy Project) (Prerefunded)	8.00	12/1/18	3,500,000	[d]	4,006,345
Dominion Water and Sanitation District,
Tap Fee Revenue	6.00	12/1/46	2,000,000		1,986,680
Tender Option Bond Trust Receipts (Series
2016-XM0385),
(Board of Governors of the Colorado
State University, System Enterprise
Revenue) Non-recourse	5.00	3/1/20	7,500,000	[b,c]	8,300,100
Tender Option Bond Trust Receipts (Series
2016-XM0433),
(Colorado Springs, Utilities System
Improvement Revenue) Recourse	5.00	11/15/43	9,750,000	[b,c]	10,991,662
					25,284,787
Connecticut - .5%
Connecticut Health and Educational
Facilities Authority,
Revenue (Trinity Health Credit Group)	5.00	12/1/45	2,500,000		2,739,750
District of Columbia - 5.2%
District of Columbia Tobacco Settlement
Financing Corporation,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/15/46	46,000,000	[e]	4,876,920
Tender Option Bond Trust Receipts (Series
2016-XM0437),
(District of Columbia, Income Tax
Secured Revenue) Recourse	5.00	12/1/35	19,997,609	[b,c]	22,458,909
					27,335,829
Florida - 7.2%
Cape Coral Health Facilities Authority,
Senior Housing Revenue (Gulf Care, Inc.
Project)	5.88	7/1/40	1,600,000	[b]	1,675,136
Clearwater,
Water and Sewer Revenue	5.25	12/1/39	5,000,000		5,397,150
Florida Development Finance Corporation,
Educational Facilities Revenue (Miami
Arts Charter School Project)	6.00	6/15/44	5,000,000	[b]	5,041,650
Greater Orlando Aviation Authority,
Airport Facilities Revenue	6.25	10/1/20	8,000,000		8,895,680
Miami-Dade County,
Subordinate Special Obligation Revenue	0.00	10/1/45	3,000,000	[e]	833,340
Mid-Bay Bridge Authority,
Springing Lien Revenue (Prerefunded)	7.25	10/1/21	6,000,000	[d]	7,451,880
Saint Johns County Industrial Development
Authority,
Revenue (Presbyterian Retirement
Communities Project) (Prerefunded)	6.00	8/1/20	6,500,000	[d]	7,441,395
Village Community Development District
Number 10,
Special Assessment Revenue	6.00	5/1/44	1,000,000		1,133,440
					37,869,671

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
153.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Georgia - 5.3%
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.25	11/1/34	4,000,000		4,371,600
Atlanta,
Water and Wastewater Revenue
(Prerefunded)	6.00	11/1/19	6,000,000	[d]	6,759,240
Georgia Higher Education Facilities
Authority,
Revenue (USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty Corp.) (Prerefunded)	5.63	6/15/18	5,055,000	[d]	5,378,065
Tender Option Bond Trust Receipts (Series
2016-XM0435),
(Private Colleges and Universities
Authority, Revenue (Emory
University)) Recourse	5.00	10/1/43	10,000,000	[b,c]	11,259,400
					27,768,305
Hawaii - .9%
Hawaii Department of Budget and Finance,
Special Purpose Revenue (Hawai'i
Pacific Health Obligated Group)	5.75	7/1/40	4,415,000		4,808,200
Idaho - 1.0%
Power County Industrial Development
Corporation,
SWDR (FMC Corporation Project)	6.45	8/1/32	5,000,000		5,008,350
Illinois - 6.7%
Chicago,
General Airport Third Lien Revenue
(Chicago O'Hare International Airport)	5.63	1/1/35	5,000,000		5,581,550
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/40	2,000,000		2,197,540
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	12/15/28	3,000,000		3,153,780
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	0.00	12/15/51	18,100,000	[e]	2,421,237
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	6/15/52	1,500,000		1,540,290
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	6/15/52	1,650,000		1,679,123
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	6/15/53	3,500,000		3,594,010
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	6.00	6/1/28	5,050,000		5,765,736

Long-Term Municipal Investments -	Coupon	Maturity	Principal
153.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois - 6.7% (continued)
Tender Option Bond Trust Receipts (Series
2016-XM0378),
(Greater Chicago Metropolitan Water
Reclamation District, GO Capital
Improvement Bonds) Non-recourse	5.00	12/1/19	7,500,000	[b,c]	8,255,925
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/44	1,000,000		1,076,700
					35,265,891
Indiana - .3%
Indiana Finance Authority,
Revenue (Marquette Project)	5.00	3/1/39	1,400,000		1,417,066
Iowa - 1.8%
Iowa Finance Authority,
Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project)	5.25	12/1/25	7,375,000		7,313,640
Tobacco Settlement Authority of Iowa,
Tobacco Settlement Asset-Backed
Bonds	5.60	6/1/34	2,000,000		1,990,000
					9,303,640
Kentucky - .5%
Louisville/Jefferson County Metro
Government,
Health Facilities Revenue (Jewish
Hospital and Saint Mary's HealthCare,
Inc. Project) (Prerefunded)	6.13	2/1/18	2,300,000	[d]	2,425,511
Louisiana - 1.7%
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue (Westlake Chemical
Corporation Projects)	6.75	11/1/32	7,000,000		7,235,410
New Orleans,
Sewerage Service Revenue	5.00	6/1/40	1,500,000		1,630,875
					8,866,285
Maine - .7%
Maine Health and Higher Educational
Facilities Authority,
Revenue (Maine General Medical Center
Issue)	7.50	7/1/32	3,000,000		3,413,520
Maryland - 2.6%
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Adventist HealthCare Issue)	5.50	1/1/46	3,250,000		3,539,510
Tender Option Bond Trust Receipts (Series
2016-XM0391),
(Mayor and City Council of Baltimore,
Project Revenue (Water Projects)) Non-
recourse	5.00	7/1/21	9,000,000	[b,c]	10,018,080
					13,557,590
Massachusetts - 7.3%
Massachusetts Health and Educational
Facilities Authority,
Revenue (Suffolk University Issue)	6.25	7/1/30	5,650,000		6,193,417

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
153.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 7.3% (continued)
Tender Option Bond Trust Receipts (Series
2016-XM0368),
(Massachusetts Development Finance
Agency, Revenue (Harvard University
Issue)) Non-recourse	5.25	8/1/18	10,000,000	[b,c]	11,384,800
Tender Option Bond Trust Receipts (Series
2016-XM0372),
(Massachusetts, Consolidated Loan)
Non-recourse	5.00	4/1/19	8,600,000	[b,c]	9,746,122
Tender Option Bond Trust Receipts (Series
2016-XM0389),
(Massachusetts School Building
Authority, Senior Dedicated Sales Tax
Revenue) Non-recourse	5.00	5/15/21	10,000,000	[b,c]	11,189,300
					38,513,639
Michigan - 8.9%
Detroit,
Water Supply System Senior Lien
Revenue	5.00	7/1/31	3,000,000		3,218,280
Great Lakes Water Authority,
Sewage Disposal System Second Lien
Revenue	5.00	7/1/36	3,000,000		3,272,400
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	2,930,000		2,897,770
Michigan Finance Authority,
HR (Beaumont Health Credit Group)	5.00	11/1/44	5,165,000		5,577,942
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/31	2,000,000		2,238,440
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Second Lien Local Project
Bonds)	5.00	7/1/34	2,000,000		2,168,460
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/36	2,000,000		2,188,160
Michigan Hospital Finance Authority,
HR (Henry Ford Health System)
(Prerefunded)	5.63	11/15/19	5,000,000	[d]	5,580,400
Michigan Strategic Fund,
SWDR (Genesee Power Station Project)	7.50	1/1/21	4,980,000		4,831,048
Michigan Tobacco Settlement Finance
Authority,
Tobacco Settlement Asset-Backed
Bonds	6.88	6/1/42	5,000,000		5,025,200

Long-Term Municipal Investments -	Coupon	Maturity	Principal
153.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan - 8.9% (continued)
Michigan Tobacco Settlement Finance
Authority,
Tobacco Settlement Asset-Backed
Bonds	6.00	6/1/48	4,000,000		3,565,040
Royal Oak Hospital Finance Authority,
HR (William Beaumont Hospital
Obligated Group) (Prerefunded)	8.25	9/1/18	5,500,000	[d]	6,131,620
					46,694,760
Minnesota - 1.1%
Dakota County Community Development
Agency,
SFMR (Mortgage-Backed Securities
Program) (Collateralized: FHLMC,
FNMA and GNMA)	5.15	12/1/38	50,101		50,975
Dakota County Community Development
Agency,
SFMR (Mortgage-Backed Securities
Program) (Collateralized: FHLMC,
FNMA and GNMA)	5.30	12/1/39	118,365		120,211
Minneapolis,
Health Care System Revenue (Fairview
Health Services) (Insured; Assured
Guaranty Corp.)	6.50	11/15/38	4,190,000		4,523,189
Minneapolis,
Health Care System Revenue (Fairview
Health Services) (Insured; Assured
Guaranty Corp.) (Prerefunded)	6.50	11/15/18	810,000	[d]	888,513
					5,582,888
Mississippi - 2.2%
Mississippi Business Finance Corporation,
PCR (System Energy Resources, Inc.
Project)	5.88	4/1/22	5,720,000		5,748,600
Mississippi Development Bank,
Special Obligation Revenue (Magnolia
Regional Health Center Project)	6.50	10/1/31	5,000,000		5,679,350
					11,427,950
Missouri - .9%
Saint Louis Land Clearance Redevelopment
Authority,
Annual Appropriation Redevelopment
Revenue (National Geospatial-
Intelligence Agency Site Improvements
Project)	5.13	6/1/46	5,000,000		4,907,350
New Jersey - 3.4%
Essex County Improvement Authority,
SWDR (Covanta Project)	5.25	7/1/45	1,000,000	[b]	991,960
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/40	3,250,000		3,307,655
New Jersey Economic Development
Authority,
Special Facility Revenue (Continental
Airlines, Inc. Project)	5.25	9/15/29	3,375,000		3,562,144

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
153.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 3.4% (continued)
New Jersey Higher Education Student
Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Corp.)	6.13	6/1/30	3,350,000		3,496,496
New Jersey Transportation Trust Fund
Authority,
Transportation Program Revenue	5.25	6/15/33	1,500,000		1,542,240
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/41	5,500,000		4,816,625
					17,717,120
New Mexico - 1.5%
Farmington,
PCR (Public Service Company of New
Mexico San Juan Project)	5.90	6/1/40	7,000,000		7,641,760
New York - 10.8%
New York City Educational Construction
Fund,
Revenue	6.50	4/1/27	4,490,000		5,276,603
New York City Industrial Development
Agency,
PILOT Revenue (Yankee Stadium
Project) (Insured; Assured Guaranty
Corp.)	7.00	3/1/49	5,000,000		5,537,100
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	7,000,000	[b]	7,251,650
New York Transportation Development
Corporation,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	5.00	8/1/26	500,000		516,700
Niagara Area Development Corporation,
Solid Waste Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	3,000,000	[b]	3,024,090
Port Authority of New York and New
Jersey,
Special Project Bonds (JFK
International Air Terminal LLC Project)	6.00	12/1/36	2,000,000		2,264,800
Tender Option Bond Trust Receipts (Series
2016-XM0370),
(New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue) Non-recourse	5.25	11/1/18	5,000,000	[b,c]	5,646,050
Tender Option Bond Trust Receipts (Series
2016-XM0438),
(New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue) Recourse	5.50	11/1/27	5,000,000	[b,c]	5,692,250

Long-Term Municipal Investments -	Coupon	Maturity	Principal
153.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 10.8% (continued)
Tender Option Bond Trust Receipts (Series
2016-XM0445),
(New York City Municipal Water
Finance Authority, Water and Sewer
System General Resolution Revenue)
Recourse	5.00	6/15/39	20,000,000	[b,c]	21,396,600
					56,605,843
North Carolina - .2%
North Carolina Medical Care Commission,
Health Care Facilities First Mortgage
Revenue (Pennybryn at Maryfield)	5.00	10/1/35	1,005,000		996,468
Ohio - 9.9%
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	6.50	6/1/47	14,690,000		13,708,120
Butler County,
Hospital Facilities Revenue (UC Health)	5.50	11/1/40	3,850,000		4,298,256
Canal Winchester Local School District,
School Facilities Construction and
Improvement and Advance Refunding
Bonds (GO - Unlimited Tax) (Insured;
National Public Finance Guarantee
Corp.)	0.00	12/1/29	3,955,000	[e]	2,661,003
Canal Winchester Local School District,
School Facilities Construction and
Improvement and Advance Refunding
Bonds (GO - Unlimited Tax) (Insured;
National Public Finance Guarantee
Corp.)	0.00	12/1/31	3,955,000	[e]	2,479,231
Muskingum County,
Hospital Facilities Revenue (Genesis
HealthCare System Obligated Group
Project)	5.00	2/15/22	4,590,000		4,963,993
Ohio Air Quality Development Authority,
Air Quality Revenue (Ohio Valley
Electric Corporation Project)	5.63	10/1/19	1,900,000		2,047,953
Port of Greater Cincinnati Development
Authority,
Tax Increment Development Revenue
(Fairfax Village Red Bank Infrastructure
Project)	5.63	2/1/36	3,000,000	[b]	2,862,600
Tender Option Bond Trust Receipts (Series
2016-XM0380),
(Hamilton County, Sewer System
Improvement Revenue (The
Metropolitan Sewer District of Greater
Cincinnati)) Non-recourse	5.00	6/1/33	17,000,000	[b,c]	19,109,870
					52,131,026
Oregon - .7%
Warm Springs Reservation Confederated
Tribes,
Hydroelectric Revenue (Pelton Round
Butte Project)	6.38	11/1/33	3,300,000		3,553,374

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
153.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania - 1.9%
Crawford County Hospital Authority,
HR (Meadville Medical Center Project)	6.00	6/1/46	1,175,000		1,174,448
Montgomery County Industrial
Development Authority,
Retirement Community Revenue (Adult
Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	5.00	11/15/36	1,350,000		1,448,928
Philadelphia,
GO	6.50	8/1/41	3,550,000		4,066,383
Tender Option Bond Trust Receipts (Series
2016-XM0373),
(Geisinger Authority, Health System
Revenue (Geisinger Health System))
Non-recourse	5.13	6/1/35	3,000,000	[b,c]	3,245,160
					9,934,919
Rhode Island - 1.1%
Rhode Island Health and Educational
Building Corporation,
Hospital Financing Revenue (Lifespan
Obligated Group Issue) (Insured;
Assured Guaranty Corp.) (Prerefunded)	7.00	5/15/19	5,000,000	[d]	5,621,500
South Carolina - 7.2%
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)
(Prerefunded)	5.50	1/1/19	9,205,000	[d]	9,974,538
Tender Option Bond Trust Receipts (Series
2016-XM0384),
(South Carolina Public Service
Authority, Revenue Obligations (Santee
Cooper)) Non-recourse	5.13	6/1/37	15,000,000	[b,c]	16,733,250
Tender Option Bond Trust Receipts (Series
2016-XM0442),
(Columbia, Waterworks and Sewer
System Revenue) Recourse	5.00	2/1/40	10,000,000	[b,c]	11,030,700
					37,738,488
Tennessee - 4.6%
Metropolitan Government of Nashville and
Davidson County Health and
Educational Facilities Board,
Revenue (The Vanderbilt University)
(Prerefunded)	5.50	10/1/19	7,000,000	[d]	7,744,100
Tender Option Bond Trust Receipts (Series
2016-XM0388),
(Metropolitan Government of Nashville
and Davidson County, Water and Sewer
Revenue) Non-recourse	5.00	7/1/21	5,000,000	[b,c]	5,577,400
Tender Option Bond Trust Receipts (Series
2016-XM0446),
(Rutherford County Health and
Educational Facilities Board, Revenue
(Ascension Health Senior Credit
Group)) Recourse	5.00	11/15/40	10,000,000	[b,c]	10,801,800
					24,123,300

Long-Term Municipal Investments -	Coupon	Maturity	Principal
153.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 12.9%
Barclays Capital Municipal Trust Receipts
(Series 28 W),
(Leander Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)) Recourse	5.00	8/15/40	8,507,701	[b,c]	9,158,844
Central Texas Regional Mobility Authority,
Senior Lien Revenue	5.00	1/1/45	1,500,000		1,601,640
Clifton Higher Education Finance
Corporation,
Education Revenue (International
Leadership of Texas)	5.75	8/15/45	4,500,000		4,542,300
Clifton Higher Education Finance
Corporation,
Education Revenue (Uplift Education)	6.00	12/1/30	2,500,000		2,743,600
Clifton Higher Education Finance
Corporation,
Education Revenue (Uplift Education)	4.50	12/1/44	2,500,000		2,403,800
Dallas Area Rapid Transit,
Senior Lien Sales Tax Revenue
(Prerefunded)	5.25	12/1/18	10,000,000	[d]	10,766,400
Harris County Health Facilities
Development Corporation,
HR (Memorial Hermann Healthcare
System) (Prerefunded)	7.25	12/1/18	2,000,000	[d]	2,222,460
Harris County-Houston Sports Authority,
Senior Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.00	11/15/50	6,500,000	[e]	1,344,720
Houston,
Combined Utility System First Lien
Revenue (Insured; Assured Guaranty
Corp.)	6.00	11/15/36	295,000		325,370
Houston,
Combined Utility System First Lien
Revenue (Insured; Assured Guaranty
Corp.) (Prerefunded)	6.00	5/15/19	4,705,000	[d]	5,195,779
North Texas Tollway Authority,
First Tier System Revenue (Insured;
Assured Guaranty Corp.)	5.75	1/1/40	965,000		1,004,980
North Texas Tollway Authority,
First Tier System Revenue (Insured;
Assured Guaranty Corp.) (Prerefunded)	5.75	1/1/18	6,035,000	[d]	6,314,722
Tender Option Bond Trust Receipts (Series
2016-XM0377),
(San Antonio, Electric and Gas Systems
Junior Lien Revenue) Non-recourse	5.00	2/1/21	16,750,000	[b,c]	18,659,667
Texas Department of Housing and
Community Affairs,
Home Mortgage Revenue
(Collateralized: FHLMC, FNMA and
GNMA)	12.98	7/2/24	150,000	[f]	157,446
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (Blueridge
Transportation Group, State Highway
288 Toll Lanes Project)	5.00	12/31/50	1,300,000		1,352,455
					67,794,183

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
153.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Virginia - 2.9%
Chesterfield County Economic
Development Authority,
Retirement Facilities First Mortgage
Revenue (Brandermill Woods Project)	5.13	1/1/43	2,100,000		2,123,982
Newport News Economic Development
Authority,
Residential Care Facilities Revenue
(LifeSpire of Virginia)	5.00	12/1/38	1,925,000		1,979,189
Tender Option Bond Trust Receipts (Series
2016-XM0448),
(Virginia Small Business Financing
Authority, Health Care Facilities
Revenue (Sentara Healthcare))
Recourse	5.00	11/1/40	10,000,000	[b,c]	10,831,800
					14,934,971
Washington - 3.9%
Barclays Capital Municipal Trust Receipts
(Series 27 B),
(King County, Sewer Revenue)
Recourse	5.00	1/1/29	3,998,716	[b,c]	4,433,576
Tender Option Bond Trust Receipts (Series
2016-XM0441),
(King County, Limited Tax GO (Payable
from Sewer Revenues)) Recourse	5.13	1/1/33	10,000,000	[b,c]	10,760,000
Washington Health Care Facilities
Authority,
Mortgage Revenue (Highline Medical
Center) (Collateralized; FHA)
(Prerefunded)	6.25	8/1/18	3,475,000	[d]	3,739,448
Washington Housing Finance Commission,
Nonprofit Housing Revenue
(Presbyterian Retirement Communities
Northwest Projects)	5.00	1/1/51	1,700,000	[b]	1,634,244
					20,567,268
West Virginia - .3%
The County Commission of Harrison
County,
SWDR (Allegheny Energy Supply
Company, LLC Harrison Station Project)	5.50	10/15/37	1,750,000		1,734,233
Wisconsin - 1.3%
Public Finance Authority of Wisconsin,
Lease Development Revenue (KU
Campus Development Corporation -
Central District Development Project)	5.00	3/1/46	6,000,000		6,626,100
Wyoming - 1.0%
Wyoming Municipal Power Agency,
Power Supply System Revenue
(Prerefunded)	5.50	1/1/18	2,360,000	[d]	2,464,005
Wyoming Municipal Power Agency,
Power Supply System Revenue
(Prerefunded)	5.38	1/1/18	2,750,000	[d]	2,867,755
					5,331,760
U.S. Related - 1.7%
Guam,
LOR (Section 30) (Prerefunded)	5.75	12/1/19	2,000,000	[d]	2,233,960

Long-Term Municipal Investments -	Coupon	Maturity	Principal
153.2% (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related - 1.7% (continued)
Guam Housing Corporation,
SFMR (Guaranteed Mortgage-Backed
Securities Program) (Collateralized;
FHLMC)	5.75	9/1/31	965,000	1,002,587
Guam Waterworks Authority,
Water and Wastewater System Revenue	5.63	7/1/40	2,000,000	2,125,400
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/35	3,500,000	3,565,660
				8,927,607

Total Investments (cost $747,178,391)			153.2%	802,561,157
Liabilities, Less Cash and Receivables			(26.0%)	(136,084,845)
Preferred Stock, at redemption value			(27.2%)	(142,500,000)
Net Assets Applicable to Common Shareholders			100.0%	523,976,312

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities amounted to $340,146,701, or 64.92% of net assets applicable to Common Shareholders.
c Collateral for floating rate borrowings.
d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.
f Inverse floater security—the interest rate is subject to change periodically. Rate shown is the interest rate in effect at December 31,
2016.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipals, Inc.
December 31, 2016 (Unaudited)

The following is a summary of the inputs used as of December 31, 2016 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	802,561,157	-	802,561,157
Liabilities ($)
Floating Rate Notes††	-	(139,574,397)	-	(139,574,397)

† See Statement of Investments for additional detailed categorizations.

††Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative
GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.
Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service
(the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).
Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.
All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the
“Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the
Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the
Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust
Certificates to tender their certificates in exchange for payment from the Liquidity
Provider of par plus accrued interest on any business day prior to a termination event.
When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater
Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any
Liquidation Shortfall.

At December 31, 2016, accumulated net unrealized appreciation on investments was
$55,382,766, consisting of $59,176,580 gross unrealized appreciation and $3,793,814 gross unrealized depreciation.

At December 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of
Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipals, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 14, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 14, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)